INSURANCE GROUP STATUTORY FINANCIAL INFORMATION 1 (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Net change in statutory surplus and capital stock									$ 64	$ 824	$ 685
Change in AVR									269	(211)	(291)
Net change in statutory surplus, capital stock and AVR									333	613	394
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									0	0	0
US GAAP Net Earnings (Loss), Attributable to AXA Equitable	(450)	(241)	2,421	(1,635)	(66)	2,824	741	(572)	95	2,927	2,224
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory surplus and capital stock	4,689				4,625				4,689	4,625	3,801
AVR	489				220				489	220	431
tatutory surplus, capital stock and Asset Valuation Reserve	5,178				4,845				5,178	4,845
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	5,178				4,845				5,178	4,845	4,232
U.S. GAAP Total Equity Attributable to AXA Equitable	15,436				14,840				15,436	14,840	11,829
Future Policy Benefits And Policyholders Account Balances [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									(508)	(270)	(61)
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	(3,642)				(2,456)				(3,642)	(2,456)	(2,015)
DAC [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									142	(2,861)	981
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	3,728				3,545				3,728	3,545	6,503
Deferred Income Tax Asset Liability [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									798	(1,272)	(1,089)
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	(5,330)				(5,357)				(5,330)	(5,357)	(4,117)
Valuation Investments [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									(377)	16	145
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	3,271				2,266				3,271	2,266	1,658
Valuation Investments In Subsidiary [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									(306)	590	366
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	(137)				231				(137)	231	(657)
Increase Decrease In Fair Value Of Reinsurance Contract Asset [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									497	5,941	2,350
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	11,044				10,547				11,044	10,547	4,606
Pension Adjustment [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									(41)	111	56
Premiums And Benefits Ceded To Affiliate [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									(126)	(156)	(1,099)
Deferred Cost Of Insurance Ceded To Affiliates [Member]
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	2,646				2,693				2,646	2,693	2,904
Shareholder Dividends Paid [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									362	379	300
Non Admitted Assets [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									(489)	(154)	(64)
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	467				510				467	510	761
Issuance Of Surplus Notes [Member]
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	(1,525)				(1,525)				(1,525)	(1,525)	(1,525)
Other Statutory [Member]
Reconciliation Of Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices Statutory To Gaap Income Amount Of Reconciling Item									(190)	(10)	(55)
Reconciliation Of Changes In Statutory Surplus And Capital Stock [Abstract]
Statutory Accounting Practices, Statutory to GAAP, Amount of Reconciling Item	$ (264)				$ (459)				$ (264)	$ (459)	$ (521)